Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS California Tax-Free Income Fund

The following changes will be effective on or about December 1, 2019:

The following disclosure will replace the third paragraph contained under "Main investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

Normally, at least 80% of the fund's municipal securities are rated in the four highest credit rating categories or, if unrated, determined by the fund's investment advisor to be of similar quality. Up to 20% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.

DWS California Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS California Tax-Free Income Fund

The following changes will be effective on or about December 1, 2019:

The following disclosure will replace the third paragraph contained under "Main investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectuses.

Normally, at least 80% of the fund's municipal securities are rated in the four highest credit rating categories or, if unrated, determined by the fund's investment advisor to be of similar quality. Up to 20% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, at least 80% of the fund's municipal securities are rated in the four highest credit rating categories or, if unrated, determined by the fund's investment advisor to be of similar quality. Up to 20% of the fund's municipal securities may be high yield bonds (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields but have higher volatility and higher risk of default on payments.